Summary of Significant Accounting Policies - Summary of Calculation of Basic and Diluted Net Income (Loss) Per Common Share (Detail) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Allocation of net income (loss)	$ (691,836)	$ (169,187)	$ (1,259,880)	$ (749,750)	$ 1,066,985	$ 1,710,547	$ (2,120,903)	$ 2,027,782	$ 2,473,401	$ 12,854,233
Common Class A [Member]
Numerator:
Allocation of net income (loss)	$ (665,178)			$ (724,170)			$ (2,043,111)	$ 1,706,593	$ 2,121,460	$ 10,283,386
Denominator:
Weighted Average Number of Shares Outstanding, Basic	6,238,146			7,077,478			6,565,914	13,959,740	12,225,033	23,000,000
Weighted Average Number of Shares Outstanding, Diluted	6,238,146			7,077,478			6,565,914	13,959,740	12,225,033	23,000,000
Earnings Per Share, Basic	$ (0.11)			$ (0.1)			$ (0.31)	$ 0.12	$ 0.17	$ 0.45
Earnings Per Share, Diluted	$ (0.11)			$ (0.1)			$ (0.31)	$ 0.12	$ 0.17	$ 0.45
Common Class B [Member]
Numerator:
Allocation of net income (loss)	$ (26,658)			$ (25,580)			$ (77,792)	$ 321,189	$ 351,941	$ 2,570,847
Denominator:
Weighted Average Number of Shares Outstanding, Basic	250,000			250,000			250,000	2,627,289	2,028,082	5,750,000
Weighted Average Number of Shares Outstanding, Diluted	250,000			250,000			250,000	2,627,289	2,028,082	5,750,000
Earnings Per Share, Basic	$ (0.11)			$ (0.1)			$ (0.31)	$ 0.12	$ 0.17	$ 0.45
Earnings Per Share, Diluted	$ (0.11)			$ (0.1)			$ (0.31)	$ 0.12	$ 0.17	$ 0.45